Note 29 - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other short-term borrowings [Abstract]
Commercial paper	€ 5,497	€ 1,899
Other	4,123	3,223
Total other short-term borrowings	€ 9,620	€ 5,122